Discontinued Operations and Properties Held for Sale (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale, net	$ 812		$ 812		$ 1,818
Operating Loss for Properties Held for Sale	$ 41	$ 9	$ 440	$ 9	$ 816
Vacant [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Real Estate Properties	1		1		2
Vacant [Member] | Real Estate [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Real Estate Properties	1		1		2